UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 30, 2009


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:           $89,692,688.02
                                                    (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg      AGG    464287226     2,659,307.00       26,208      Yes     No                         No
Barclays Bk Plc Ipath Index Lk      DJP    06738C778     2,836,153.00        85814      Yes     No                         No
iShares MSCI Emerging Markets       EEM    464287234     2,608,607.00       105143      Yes     No                         No
Ishares Trust EAFE Index Fund       EFA    464287465    17,786,036.00      473,159      Yes     No                         No
Ishares Trust MSCI Index            EFG    464288885     1,090,570.00       28,166      Yes     No                         No
Ishares Tr Msci Eafe Value Ind      EFV    464288877     1,142,548.00       34,497      Yes     No                         No
Ishares Inc Msci Malaysia Free      EWM    464286830        41,157.12        5,888      Yes     No                         No
Ishares Tr Dow Jones US Region      IAT    464288778       145,889.00         9316      Yes     No                         No
Ishares Tr Cohen & Steers Real      ICF    464287564     2,067,081.00       74,463      Yes     No                         No
Ishares Tr S&P Midcap               IJH    464287507        15,039.03          309      Yes     No                         No
Ishares Tr S&P Smallcap             IJR    464287804         1,200.87           33      Yes     No                         No
iShares S&P 500 Barra Value Fu      IVE    464287408     2,117,446.00       56,921      Yes     No                         No
iShares S&P 500 Barra Growth F      IVW    464287309     3,830,495.00        91507      Yes     No                         No
Ishares Tr  Russell Microcap        IWC    464288869       424,938.00        16139      Yes     No                         No
iShares Russell 1000 Val            IWD    464287598    18,639,695.00       457416      Yes     No                         No
iShares Russell 1000 Gwt            IWF    464287614    18,219,016.00       519356      Yes     No                         No
iShares Russell 2000                IWM    464287655       269,734.00         6415      Yes     No                         No
iShares Russell 2000 Value Ind      IWN    464287630     7,341,021.00       186037      Yes     No                         No
Ishares Russell 2000 Growth In      IWO    464287648     5,329,531.00       115910      Yes     No                         No
Ishares Tr Russell Midcap Grow      IWP    464287481        37,625.00        1,250      Yes     No                         No
Ishares Tr Russell Midcap Valu      IWS    464287473       100,374.00        4,191      Yes     No                         No
iShares Russell 3000 Index Fun      IWV    464287689        10,415.00          227      Yes     No                         No
Ishares Trust USD                   IYR    464287739       581,738.00    22,849.00      Yes     No                         No
Ishares Tr Large Growth Index       JKE    464287119       323,200.00        7,881      Yes     No                         No
Ishares Tr Large Value Index        JKF    464287614       969,060.00       23,430      Yes     No                         No
Ishares Tr Small Growth Index       JKK    464288604       357,692.00        8,009      Yes     No                         No
Ishares Tr Small Value Index F      JKL    464288703       587,319.00       14,865      Yes     No                         No
Ishares Tr Kld Select Social        KLD    464288802        59,460.00        1,728      Yes     No                         No
Ishares Tr  1-3 Yr  Treas Inde      SHY    464287457       100,341.00         1190      Yes     No                         No

                                                        89,692,688.02